Note 16 - Earnings Per Share (Details Textual) - shares	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	1,750	350,464	271,869
Stock Options, Treasury Stock Method [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	71,161	5,909	0
PSUs and RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	43,002	0	0